Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) - Options - Nio Incentive Plan [Member] ¥ in Thousands			9 Months Ended
	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%	0.00%
Expected forfeiture rate (post-vesting)			6.00%
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥					¥ 58,593	¥ 91,766
Weighted-average period for unrecognized expenses expected to be recognized	2 years 7 months 28 days	2 years 6 months 21 days
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥					¥ 244,087	¥ 300,009
Weighted-average period for unrecognized expenses expected to be recognized	2 years 3 months 29 days	2 years 8 months 23 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 2.38	$ 2.05	$ 2.38	$ 2.05
Share Price	2.38	2.05	$ 2.38	$ 2.05
Risk-free interest rate			0.50%	1.66%
Expected term (in years)			7 years	7 years
Expected volatility			54.00%	44.00%
Expected forfeiture rate (post-vesting)				6.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	13.36	7.09	$ 13.36	$ 7.09
Share Price	$ 13.36	$ 7.09	$ 13.36	$ 7.09
Risk-free interest rate			1.00%	2.54%
Expected term (in years)			10 years	10 years
Expected volatility			55.00%	52.00%
Expected forfeiture rate (post-vesting)				8.00%